SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Contracts In Progress
The net balances on our Balance Sheets are collectively referred to as Contracts in Progress, net and the components of these balances at December 31, 2016 and 2015 were as follows:

	December 31, 2016		December 31, 2015
	Asset	Liability	Asset	Liability
Costs and estimated earnings on contracts in progress	$7,852,740	$22,544,241	$10,445,182	$17,779,376
Billings on contracts in progress	(7,522,308)	(23,763,065)	(10,014,140)	(19,368,704)
Contracts in Progress, net	$330,432	$(1,218,824)	$431,042	$(1,589,328)